OTHER LIABILITIES (Details) - COP ($) $ in Millions		Apr. 29, 2025	Apr. 01, 2025	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
PROVISIONS AND CONTINGENT LIABILITIES
Payables				$ 4,000,570		$ 3,547,341
Suppliers				1,943,318		1,840,622
Advances to obligations				1,686,868		1,373,401
Bonuses and short-term benefits				817,366		676,967
Deposits delivered as security				764,034		378,767
Security contributions				611,103		559,038
Collection services				475,233		480,202
Salaries and other labor obligations				445,258		428,077
Provisions				382,655		439,095
Advances in leasing operations and loans				194,886		173,168
Liabilities from contracts with customers				48,658		68,040	$ 60,128
Dividends				24,775		873,598
Deferred interests				23,616		106,058
Other financial liabilities				59,913		46,187
Total				11,478,253	[1]	$ 10,990,561
Dividends paid		$ 600,180	$ 3,751,125
Discontinued operations
PROVISIONS AND CONTINGENT LIABILITIES
Total				1,008,366
Banistmo S.A. | Discontinued operations
PROVISIONS AND CONTINGENT LIABILITIES
Total	[1]			$ 729,354

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.